UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments
November 30, 2018 (Unaudited)

COMMON STOCKS (2.6%)	Shares			Value

Health Care Technology
NantHealth, Inc. (a)	81,870			$72,938
UroGen Pharma Ltd. (a)	178,105			8,734,269
Total Health Care Technology				8,807,207

TOTAL COMMON STOCKS (Cost $6,721,415)				$8,807,207

EXCHANGE TRADED NOTE (2.4%)
Barclays Bank plc iPath S&P 500 VIX Short-Term Futures (a)	240,000			8,277,600
TOTAL EXCHANGE TRADED NOTE (Cost $9,175,464)				$8,277,600

OPTIONS PURCHASED (3.0%) (a)
	Contracts		Notional ($)
Call Options Purchased (1.1%)
S&P 500 Index, Expires December 7, 2018 at $2,750.00	900		248,415,300	3,352,500
S&P 500 Index, Expires December 7, 2018 at $2,830.00	900		248,415,300	553,500
Total Call Options Purchased (Premiums paid $636,362)				3,906,000

Put Options Purchased (0.7%)
S&P 500 Index, Expires December 21, 2018 at $2,510.00	1,000		276,017,000	420,000
S&P 500 Index, Expires December 21, 2018 at $2,650.00	1,000		276,017,000	1,660,000
SPX Volatility Index, Expires December 19, 2018 at $16.00	3,500		6,324,500	262,500
Total Put Options Purchased (Premiums paid $2,941,189)				2,342,500

			Notional /
		Counterparty	Vega Notional
Over the Counter Options Purchased (0.7%)
Dispersion Basket, 9% Volatility Strike, Expires January 17, 2020 (b) ^	-	CITI	25,000,000 USD	462,075
Dispersion Basket, 30% Volatility Strike, Expires December 20, 2019 (b) ^	-	MS	80,000,000 USD	837,520
SX5E Index Put, Expires June 18, 2021 at at $2,800.00 (c)	20,700	BAML	57,860,000 USD	610,370
SX5E Index Put, Expires June 18, 2021 at at $2,800.00 (c)	10,000	DB	28,000,000 USD	467,837
Total Over the Counter Options Purchased (Premiums paid $1,855,000)				2,377,802

Currency Options Purchased (0.5%)
CNH Call / USD Put, Expires January 31, 2019 at 6.85 CNH	-	DB	65,000,000 USD	332,800
EUR Call / SEK Put, Expires January 7, 2019 at 10.55 SEK	-	DB	100,000,000 EUR	186,005
TRY Call / EUR Put, Expires December 21, 2018 at 4.50 TRY	-	MS	45,000,000 EUR	-
USD Call / ILS Put, Expires May 1, 2019 at 3.60 ILS	-	MS	20,000,000 USD	537,180
USD Call / TWD Put, Expires June 18, 2019 at 30.50 TWD	-	DB	60,000,000 USD	811,020
Total Currency Options Purchased (Premiums paid $2,017,085)				1,867,005

TOTAL OPTIONS PURCHASED (Premiums paid $7,449,636)				$10,493,307

SHORT-TERM INVESTMENTS (57.0%)
Fidelity Investments Money Market Funds - Gvmt. Portfolio - Class I, 2.10% (d)	182,889,785			182,889,785
STIT Invesco Government & Agency Portfolio - Institutional Class, 2.11% (d) (e)	14,709,337			14,709,337
TOTAL SHORT-TERM INVESTMENTS (Cost $197,599,122)				$197,599,122

TOTAL INVESTMENTS (65.0%) (Cost $220,945,637)				$225,177,236

OTHER ASSETS IN EXCESS OF LIABILITIES (35.0%)				121,429,589
TOTAL NET ASSETS (100.0%)				$346,606,825

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, CITI - Citigroup, DB - Deutsche Bank Securities, MS - Morgan Stanley

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

(a) Non-income producing security.

(b) Terms and underlying basket components are listed on the following page.

(c) Forward volatility agreement on the Euro Stoxx 50 Index effective June 21, 2019. The premium paid will be determined based on the level of implied volatility for the June 18, 2021 option.

(d) Rate quoted is seven-day yield at period end.

(e) Position held in the Subsidiary. See Notes.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2018 (Unaudited)

The following tables provide information on the underlying components of each option on dispersion basket. Underlying components are equally weighted. The payout will equal the notional amount multiplied by the average absolute difference between the return of each underlying security and the return of the basket in excess of the strike. If the average difference is less than the strike, the option will expire worthless.

Citi Dispersion Basket, 9% Volatility Strike, Expires January 17, 2020
Effective November 28, 2018 Notional: $25,000,000
	Initial Price Level
Security	at November 28, 2018

Bank of America Corp.	28.43	USD
Wells Fargo & Co.	54.35	USD
JPMorgan Chase & Co.	110.94	USD
Morgan Stanley	45.31	USD
The Goldman Sachs Group, Inc.	198.35	USD

Morgan Stanley Dispersion Basket, 30% Volatility Strike, Expires December 20, 2019
Effective January 10, 2018 Notional: $80,000,000
	Initial Price Level
Security	at January 10, 2018

Alphabet, Inc. - Class A	1110.14	USD
Analog Devices, Inc.	90.11	USD
Apple, Inc.	174.29	USD
Aptiv plc	90.46	USD
Bayerische Motoren Werke AG	89.40	EUR
BP plc	530.50	GBP
Continental AG	242.40	EUR
Daimler AG-REG	74.15	EUR
Ford Motor Co.	13.03	USD
General Motors Co.	43.00	USD
Hitachi Ltd.	917.50	JPY
Honda Motor Corp	4102.00	JPY
Infineon Technologies AG	24.57	EUR
Michelin	128.85	EUR
Nidec Corp	16865.00	JPY
Progressive Corp	55.68	USD
Renault SA	88.09	EUR
Royal Dutch Shell plc - Class A	2557.00	GBP
SKF AB - Class B	187.50	SEK
Tesla, Inc.	334.80	USD
The Allstate Corp	100.43	USD
The Goodyear Tire & Rubber Co.	33.47	USD
Toyota Motor Corp	7706.00	JPY
Umicore S.A.	43.62	EUR
Valeo S.A.	65.68	EUR
Volkswagen AG-PREF	178.20	EUR

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2018 (Unaudited)

SECURITIES SOLD SHORT (-1.1%)	Shares		Value

EXCHANGE TRADED FUND (-1.1%)
United States Natural Gas Fund LP	(100,000)		$(3,732,000)

TOTAL SECURITIES SOLD SHORT (Proceeds $2,882,043)			$(3,732,000)

WRITTEN OPTIONS (-2.1%)
	Contracts	Notional ($)
Call Options Written (-1.0%)
Invesco DB US Dollar Bullish Fund ETF, Expires December 21, 2018 at $25.50	(2,718)	(6,968,952)	(127,746)
S&P 500 Index, Expires December 7, 2018 at $2,790.00	(1,800)	(496,830,600)	(3,177,000)
Total Call Options Written (Premiums received $446,345)			(3,304,746)

Put Options Written (-0.9%)
S&P 500 Index, Expires December 21, 2018 at $2,580.00	(2,000)	(552,034,000)	(1,650,000)
S&P 500 Index, Expires June 21, 2019 at $2,600.00	(200)	(55,203,400)	(1,655,000)
Total Put Options Written (Premiums received $4,260,745)			(3,305,000)
	Counterparty	Notional
Currency Options Written (-0.1%)
ILS Call / USD Put, Expires May 1, 2019 at 3.50 ILS	MS	(10,000,000) USD	(24,190)
USD Call / ILS Put, Expires May 1, 2019 at 3.90 ILS	MS	(20,000,000) USD	(44,160)
USD Call/ TWD Put, Expires June 18, 2019 at 32.50 TWD	DB	(60,000,000) USD	(156,060)
Total Currency Options Written (Premiums received $526,210)			(224,410)

Over the Counter Options Written (-0.1%)
CNH Put / USD Call, Expires January 31, 2019 at 6.75 CNH (a)	DB	(65,000,000) USD	(91,000)
USD Put / TWD Call, Expires June 18, 2019 at 30.00 TWD (b)	DB	(750,000) USD	(326,688)
Total Over the Counter Options Written (Premiums received $601,442)			(417,688)

TOTAL WRITTEN OPTIONS (Premiums received $5,834,742)			$(7,251,844)

Counterparty abbreviation: MS - Morgan Stanley, DB - Deutsche Bank Securities
(a) Option on USDCNH where payment of the notional amount will be made if the exchange rate is below 6.50 by January 31, 2019.

(b) Digital option on USDTWD where payment of the notional amount will be made if the exchange rate is below 30.00 on June 18, 2019.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2018 (Unaudited)

FORWARD CURRENCY CONTRACTS (0.0%) (a)

			Delivered			Received	Unrealized
Settlement	Currency		Currency Value ($)	Currency		Currency Value ($)	Appreciation /
Date	Delivered		November 30, 2018	Received		November 30, 2018	(Depreciation)
12/20/2019	38,888,000	OMR	$100,047,080	100,000,000	USD	$100,000,000	$(47,080)
12/5/2018	187,540,000	SAR	49,985,103	49,999,334	USD	49,999,334	14,231
12/5/2018	49,994,002	USD	49,994,002	187,540,000	SAR	49,985,103	(8,899)

TOTAL FORWARD CURRENCY CONTRACTS							$(41,748)

CREDIT DEFAULT SWAP CONTRACTS

			Rate Paid /					Up Front
	Buy / Sell	Reference	(Received)	Payment	Termination		Fair	Premium Paid /	Unrealized
Counterparty	Protection	Entity (b)	by the Fund	Frequency	Date	Notional	Value	(Received)	Gain / (Loss)
BAML	Buy	CDX EM 25	1.00%	Quarterly	6/20/2021	$ 19,000,000	$176,415	$734,289	$(595,874)
MS	Buy	NJ STATE	1.00%	Quarterly	6/20/2023	7,000,000	(116,569)	(75,862)	(40,707)
MS	Buy	S KOREA	1.00%	Quarterly	9/20/2020	10,000,000	(167,483)	(70,401)	(97,082)

TOTAL OF CREDIT DEFAULT SWAP CONTRACTS							$(107,637)	$588,026	$(733,663)

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, MS - Morgan Stanley

(a) Morgan Stanley was the counterparty of all forward currency contracts held at November 30, 2018.

(b) The following is a description of each reference entity:

CDX EM 25 − CDX Emerging Markets S25 1.00% June 20, 2021 NJ STATE − State of New Jersey 5.250% July 1, 2019 S KOREA − Republic of Korea 7.125% April 16, 2019

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2018 (Unaudited)
TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity (a)	Rate Paid / (Received) by the Fund	Payment Frequency	Termination Date	Notional		Unrealized Gain / (Loss)
BAML	MLBX4SX6 (b)	2.00%	Monthly	3/13/2019	18,509,070	USD	$-
BAML	MLBX4SX6 (b)	1.40%	Monthly	6/14/2019	28,744,586	USD	-
BAML	MLBX5HC1 (b)	-	Monthly	2/22/2019	45,298,606	USD	-
SG	SGBVWEPH	0.38%	Quarterly	11/13/2018	45,500,000	EUR	(2,184,657)
SG	SGI Wildcat Top MLP Index	3 Mo. LIBOR, 2.34%	Quarterly	11/13/2018	20,700,000	USD	(7,745)
SG	Wildcat Ludician 2 USD ER Index	0.50%	Monthly	7/3/2019	16,000,000	USD	-
TOTAL OF TOTAL RETURN SWAP CONTRACTS							$(2,192,402)

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, SG - Societe Generale

(a) The tables on the following pages provide information on the underlying components of each total return swap contract.

(b) Position held in Subsidiary. See Notes.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2018 (Unaudited)

MLBX4SX6, MLBX5HC1 - Merrill Lynch Wildcat Commodity Relative Value Indices employ commodity relative value strategies using commodity futures across agriculture, energy, industrial metals, precious metals, and livestock.

Swap Reference Entity:	MLBX4SX6			Swap Reference Entity:	MLBX5HC1
			% of Total				% of Total
Underlying Instrument	Quantity	Value	Basket Value ^	Underlying Instrument	Quantity	Value	Basket Value ^
Natural Gas Futures Jan 2019	(418)	$ (19,259,162)	8.8%	Natural Gas Futures Jan 2019	(420)	$ (19,361,941)	6.4%
Natural Gas Futures Mar 2019	469	18,798,679	8.6%	Natural Gas Futures May 2019	692	19,111,346	6.3%
Brent Crude Futures Apr 2019	164	9,775,691	4.5%	Brent Crude Futures Jul 2019	238	14,286,272	4.7%
Brent Crude Futures Mar 2019	(163)	(9,683,865)	4.4%	Brent Crude Futures May 2019	(239)	(14,269,458)	4.7%
Corn Futures Mar 2019	(500)	(9,440,309)	4.3%	WTI Crude Futures Jan 2019	(260)	(13,256,484)	4.4%
Corn Futures May 2019	477	9,183,044	4.2%	WTI Crude Futures May 2019	257	13,218,705	4.3%
WTI Crude Futures Mar 2019	172	8,791,028	4.0%	Corn Futures Mar 2019	(620)	(11,714,984)	3.8%
WTI Crude Futures Jan 2019	(171)	(8,686,206)	4.0%	Corn Futures May 2019	608	11,699,051	3.8%
Soybean Futures May 2019	172	7,903,117	3.6%	Copper Futures Mar 2019	(161)	(11,188,919)	3.7%
Soybean Futures Jan 2019	(176)	(7,860,362)	3.6%	Copper Futures May 2019	160	11,180,794	3.7%
Live Cattle Futures Feb 2019	(129)	(6,234,218)	2.9%	Soybean Futures Jan 2019	(218)	(9,742,546)	3.2%
Lme Pri Alum Futures Mar 2019	118	5,770,939	2.6%	Soybean Futures May 2019	211	9,727,452	3.2%
Lme Pri Alum Futures Jan 2019	(117)	(5,714,759)	2.6%	Live Cattle Futures Apr 2019	(161)	(7,854,616)	2.6%
Live Cattle Futures Jun 2019	124	5,620,985	2.6%	Live Cattle Futures Jun 2019	172	7,800,080	2.6%
Wheat Futures (CBT) Mar 2019	(217)	(5,583,576)	2.6%	LME Pri Alum Futures Jan 2019	(153)	(7,477,939)	2.5%
Wheat Futures (CBT) Jul 2019	205	5,394,355	2.5%	LME Pri Alum Futures May 2019	151	7,449,955	2.5%
NY Harbor ULSD Futures Mar 2019	62	4,710,353	2.2%	Wheat Futures (CBT) Mar 2019	(269)	(6,926,435)	2.3%
NY Harbor ULSD Futures Jan 2019	(61)	(4,695,960)	2.1%	Wheat Futures (CBT) May 2019	264	6,892,817	2.3%
Sugar #11 Futures (World) May 2019	301	4,363,080	2.0%	NY Harbor ULSD Futures May 2019	88	6,655,977	2.2%
Sugar #11 Futures (World) Mar 2019	(301)	(4,326,217)	2.0%	NY Harbor ULSD Futures Jan 2019	(86)	(6,626,030)	2.2%
Soybean Meal Futures May 2019	135	4,274,467	2.0%	Gasoline RBOB Futures May 2019	93	6,379,360	2.1%
Gasoline RBOB Futures Mar 2019	71	4,243,080	1.9%	Gasoline RBOB Futures Jan 2019	(107)	(6,294,550)	2.1%
Soybean Meal Futures Jan 2019	(135)	(4,189,877)	1.9%	Sugar #11 Futures (World) Mar 2019	(407)	(5,849,663)	1.9%
Gasoline RBOB Futures Jan 2019	(71)	(4,162,197)	1.9%	Sugar #11 Futures (World) May 2019	402	5,833,506	1.9%
LME Nickel Futures Mar 2019	53	3,564,583	1.6%	Soybean Meal Futures Jan 2019	(174)	(5,407,646)	1.8%
LME Nickel Futures Jan 2019	(53)	(3,527,212)	1.6%	Soybean Meal Futures May 2019	171	5,407,547	1.8%
LME Zinc Futures Jan 2019	(53)	(3,382,773)	1.5%	LME Nickel Futures Jan 2019	(70)	(4,707,709)	1.5%
LME Zinc Futures Mar 2019	53	3,382,109	1.5%	LME Nickel Futures May 2019	70	4,705,989	1.5%
Soybean Oil Futures May 2019	192	3,292,514	1.5%	LME Zinc Futures Jan 2019	(69)	(4,450,244)	1.4%
Soybean Oil Futures Jan 2019	(194)	(3,268,476)	1.5%	LME Zinc Futures May 2019	70	4,404,604	1.4%
Coffee 'C' Futures Mar 2019	(77)	(3,121,151)	1.4%	Soybean Oil Futures Jan 2019	(254)	(4,274,814)	1.4%
Coffee 'C' Futures May 2019	74	3,060,793	1.4%	Soybean Oil Futures May 2019	249	4,259,677	1.4%
Lean Hogs Futures Feb 2019	(104)	(2,809,533)	1.3%	Coffee 'C' Futures May 2019	97	4,008,402	1.3%
Lean Hogs Futures Apr 2019	87	2,508,546	1.1%	Coffee 'C' Futures Mar 2019	(99)	(3,998,796)	1.3%
KC HRW Wheat Futures Mar 2019	(85)	(2,134,987)	1.0%	Lean Hogs Futures Apr 2019	(116)	(3,351,415)	1.1%
Cotton No.2 Futures Mar 2019	(53)	(2,104,186)	1.0%	Lean Hogs Futures Jun 2019	97	3,264,173	1.1%
Cotton No.2 Futures May 2019	52	2,078,478	0.9%	Cotton No.2 Futures Mar 2019	(68)	(2,677,798)	0.9%
KC HRW Wheat Futures Jul 2019	79	2,051,753	0.9%	Cotton No.2 Futures May 2019	67	2,669,346	0.9%
LME Copper Futures Mar 2019	1	91,996	0.0%	KC HRW Wheat Futures Mar 2019	(107)	(2,664,414)	0.9%
				KC HRW Wheat Futures May 2019	104	2,657,388	0.9%
		$ (1,325,436)	100.0%	Natural Gas Futures Mar 2019	(4)	(145,677)	0.0%
				NY Harbor ULSD Futures Mar 2019	0 *	17,446	0.0%
				Gasoline RBOB Futures Mar 2019	(0) *	(15,576)	0.0%
				WTI Crude Futures Mar 2019	0 *	13,712	0.0%
				LME Zinc Futures Mar 2019	0 *	8,450	0.0%
				LME Pri Alum Futures Mar 2019	(0) *	(4,643)	0.0%
				Soybean Meal Futures Mar 2019	0 *	4,177	0.0%
				LME Nickel Futures Mar 2019	0 *	2,140	0.0%
				Soybean Futures Mar 2019	0 *	838	0.0%
				Soybean Oil Futures Mar 2019	0 *	247	0.0%
^ Presented as percentage of absolute value.
						$ (602,846)	100.0%
* Amount held in basket is less than one contract.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2018 (Unaudited)

Swap Reference Entity:	SGBVWEPH *

SGBVWEPH Index aims to generate positive performance by trading constituents of the STOXX Europe 600 Price Index on a market neutral basis.

			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
Spirax-Sarco Engineering plc	7,553	$ 46,336,758	1.8%
Segro plc	72,308	43,616,240	1.7%
OMXS30 IND FUTURE Dec 2018	(270)	(40,822,624)	1.6%
Evraz plc	89,211	40,510,807	1.5%
Anglo American plc	25,768	40,358,564	1.5%
BHP Group plc	26,151	39,268,662	1.5%
Experian plc	20,582	39,239,079	1.5%
Lloyds Banking Group plc	683,690	37,849,098	1.4%
Ferguson plc	7,473	37,512,459	1.4%
Croda International plc	7,485	36,496,837	1.4%
Victrex plc	14,692	35,994,328	1.4%
Diageo plc	12,050	34,024,033	1.3%
Glencore plc	115,840	33,610,993	1.3%
Persimmon plc	17,513	33,273,915	1.3%
Howden Joinery Group plc	74,429	33,143,353	1.3%
Rightmove plc	75,529	33,051,650	1.3%
Intercontinental Hotels Grou	7,707	32,369,569	1.2%
Aviva plc	78,952	32,133,484	1.2%
GlaxoSmithKline plc	19,582	31,753,512	1.2%
Halma plc	22,773	31,244,033	1.2%
Rio Tinto plc	8,778	31,241,512	1.2%
BAE Systems plc	59,017	28,995,038	1.1%
Relx plc	17,608	28,744,412	1.1%
British Land Co. plc	49,367	27,872,809	1.1%
B&M European Value Retail SA	79,295	27,697,678	1.1%
WM Morrison Supermarkets plc	116,096	27,584,371	1.1%
Unilever plc	6,497	27,570,404	1.1%
Phoenix Group Holdings plc	45,664	27,375,501	1.0%
London Stock Exchange Group	6,704	27,035,482	1.0%
Tullow Oil plc	146,302	26,978,164	1.0%
Legal & General Group plc	109,756	26,879,274	1.0%
Rotork plc	100,334	26,307,499	1.0%
Close Brothers Group plc	17,258	25,955,774	1.0%
Informa plc	35,979	24,868,621	0.9%
Great Portland Estates plc	35,050	24,338,729	0.9%
Bunzl plc	10,034	24,242,664	0.9%
Derwent London plc	8,366	23,926,946	0.9%
Polymetal International plc	30,413	23,868,385	0.9%
International Consolidated Airlines Group SA	37,039	23,171,757	0.9%
Direct Line Insurance Group	69,182	22,691,715	0.9%
Auto Trader Group plc	51,412	22,539,171	0.9%
Royal Mail plc	70,161	22,437,442	0.9%
The Berkeley Group Holdings	6,792	21,909,553	0.8%
J Sainsbury plc	71,487	21,803,508	0.8%
WH Smith plc	11,226	21,397,192	0.8%
The Sage Group plc	(36,797)	(21,393,785)	0.8%
HSBC Holdings plc	32,055	21,293,862	0.8%
Reckitt Benckiser Group plc	(3,234)	(21,062,702)	0.8%
Balfour Beatty plc	81,205	20,382,575	0.8%
Imperial Brands plc	(8,378)	(20,191,636)	0.8%
Other Underlying Index Components *		149,798,704	43.7%
		$ 1,417,225,369	100.0%

* Largest 50 underlying components by market value at November 30, 2018 are listed.

^ Presented as percentage of absolute value.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2018 (Unaudited)

Swap Reference Entity:	SGI Wildcat Top MLP Index

SGI Wildcat Top MLP Index aims to generate positive performance from dynamically trading listed MLP equities.

			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
US Dollars	20,700,000	$ 20,700,000	100.0%

Swap Reference Entity:	Wildcat Ludician 2 USD ER Index

Wildcat Ludician 2 USD ER Index aims to generate positive performance from trading VIX Index futures.

			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
CBOE VIX Futures Dec 2018	(25)	$ (440,865)	77.7%
CBOE VIX Futures Jan 2019	(7)	(126,342)	22.3%
		$ (567,207)	100.0%
^ Presented as percentage of absolute value.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2018 (Unaudited)

CORRELATION SWAP CONTRACTS ^
		Correlation	Effective	Termination	Vega	Unrealized
Counterparty	Underlying Positions (a)	Strike	Date	Date	Notional	Gain / (Loss)
CITI	SX5E & EUR/GBP FX	-32.00%	4/26/2017	12/20/2019	50,000 EUR	$595,693
CITI	SX5E & EUR/JPY FX	12.00%	2/2/2017	12/21/2018	25,000 EUR	540,178
CITI	SX5E & EUR/JPY FX	16.00%	2/3/2017	12/21/2018	15,000 EUR	324,107
CITI	SX5E & EUR/KRW FX	-55.00%	4/26/2018	12/24/2019	33,000 EUR	1,067,837
CITI	SX5E & EUR/USD FX	-24.00%	4/26/2017	12/21/2018	60,000 EUR	904,935
CITI	SX5E & EUR/USD FX	-29.00%	10/14/2016	12/21/2018	100,000 EUR	2,005,962
CITI	SX5E & EUR/USD FX	-24.50%	2/16/2018	12/20/2019	50,000 EUR	760,119
CITI	SX5E & EUR/USD FX	-27.00%	3/23/2018	12/20/2019	40,000 EUR	750,249
DB	EUR/CNH FX & USD/CNH FX	34.50%	10/22/2018	10/21/2019	(25,000) USD	120,514
DB	SX5E & EUR/USD FX	-20.00%	10/2/2018	12/18/2020	25,000 USD	553,026
DB	SX5E & EUR/USD FX	-21.50%	10/30/2018	12/18/2020	25,000 USD	157,883
MS	EUR/MXN FX & USD/MXN FX	79.25%	1/12/2018	1/15/2019	(100,000) USD	(353,859)
MS	EUR/USD FX & EUR/GBP FX	30.00%	2/28/2018	2/28/2019	90,000 EUR	(178,340)
MS	SX5E & EUR/GBP FX	-30.50%	4/30/2018	12/20/2019	33,000 EUR	420,159
MS	SX5E & EUR/GBP FX	-25.00%	1/31/2018	12/18/2020	30,000 EUR	245,137
MS	SX5E & EUR/JPY FX	7.00%	1/5/2017	12/20/2019	25,000 EUR	646,751
MS	SX5E & EUR/JPY FX	18.00%	3/16/2017	12/21/2018	30,000 EUR	452,960
MS	SX5E & EUR/JPY FX	6.00%	12/19/2016	12/21/2018	40,000 EUR	1,354,916
MS	SX5E & EUR/JPY FX	10.00%	1/5/2017	12/21/2018	50,000 EUR	1,258,321
MS	SX5E & EUR/KRW FX	-47.00%	5/25/2017	12/21/2018	40,000 EUR	970,412
MS	SX5E & EUR/USD FX	-24.50%	2/8/2017	12/21/2018	40,000 EUR	759,602
MS	SX5E & EUR/USD FX	-29.00%	10/6/2017	12/20/2019	30,000 EUR	656,107
MS	USD/KRW FX & EUR/KRW FX	59.00%	9/6/2018	9/8/2020	(105,000) USD	1,125,695
MS	USD/KRW FX & EUR/KRW FX	61.75%	7/12/2018	7/14/2020	(95,000) USD	1,516,452
SG	SX5E & EUR/KRW FX	-48.00%	3/7/2018	9/20/2019	35,000 EUR	763,238
SG	SX5E & EUR/USD FX	-28.00%	4/3/2018	6/19/2020	50,000 EUR	728,285

TOTAL OF CORRELATION SWAP CONTRACTS						$18,146,339

DISPERSION SWAP CONTRACT ^
		Effective	Termination	Vega	Unrealized
Counterparty	Reference Entity (b)	Date	Date	Notional	Gain / (Loss)
CITI	SX5E Custom Basket	6/14/2018	12/20/2019	500,000 EUR	$ 2,353,753

Counterparty abbreviations: CITI - Citigroup, DB - Deutsche Bank, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviation: SX5E - Euro Stoxx 50 Index

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

(a)  Payment to or from counterparty is based on the realized correlation between each pair of underlying positions listed in each swap's description from effective date until termination date. Payment occurs at termination date.

(b) The table on the following page provides information on the underlying components of the dispersion swap contract. Payment occurs at termination date.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2018 (Unaudited)

Citgroup SX5E Custom Basket
Effective date: June 14, 2018 Termination Date: December 20, 2019

Swap has two legs. The first leg's underlying reference is the SX5E Index. The second leg references a basket of underlying securities listed below. Payment to or from Citigroup is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike (GBP)	Notional

SX5E Index	18.31%	(500,000)	EUR
Crédit Agricole SA	23.26	25,000	EUR
Allianz SE-Reg	20.12	25,000	EUR
Bank of America Corp.	24.80	28,571	USD
Julius Baer Group Ltd.	24.12	28,918	CHF
Banco Bilbao Vizcaya Argentaria SA	26.37	25,000	EUR
BNP Paribas SA	23.00	25,000	EUR
Muenchener Rueckver AG-Reg	19.88	25,000	EUR
Continental AG	23.92	25,000	EUR
AXA SA	21.73	25,000	EUR
Credit Suisse Group AG	25.30	28,918	CHF
Societe Generale SA	24.55	25,000	EUR
The Goldman Sachs Group Inc.	24.40	28,571	USD
ING Groep NV	23.53	25,000	EUR
Morgan Stanley	25.90	28,571	USD
Novartis AG-Reg	17.73	28,918	CHF
Renault SA	24.14	25,000	EUR
Roche Holding AG	16.55	28,918	CHF
Banco Santander SA	26.27	25,000	EUR
UBS Group AG	21.81	28,918	CHF
Peugeot SA	28.19	25,000	EUR

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2018 (Unaudited)

VARIANCE SWAP CONTRACTS *
		Volatility or	Effective	Termination	Vega	Unrealized
Counterparty	Swap Type & Reference Entity	Correlation Strike #	Date	Date	Notional	Gain / (Loss)
BAML	NKY Up Variance Swap (a) ^	21.65%	2/17/2017	12/11/2020	56,375,000 JPY	$ (585,415)
BAML	RTY Variance Swap	21.70%	10/16/2018	12/20/2019	(300,000) USD	(119,560)
BAML	SPX Variance Swap	20.90%	2/17/2017	12/18/2020	(500,000) USD	1,576,149
CITI	SPX Variance Swap	16.51%	12/12/2017	1/18/2019	(1,000,000) USD	2,037,781
CS	SPX Up Variance Swap (b) ^	12.50%	10/9/2018	6/21/2019	400,000 USD	1,756,948
CS	SPX Down Variance Swap (c) ^	19.50%	10/9/2018	6/21/2019	(400,000) USD	(118,635)
DB	EUR / HUF Volatility Swap	6.90%	9/5/2018	3/5/2019	200,000 EUR	(421,926)
DB	EUR / USD Volatility Swap	7.50%	9/13/2018	3/14/2019	1,000,000 USD	(131,576)
DB	GBP / USD Volatility Swap	8.03%	6/6/2018	12/6/2018	400,000 USD	220,446
DB	GBP / USD Volatility Swap	12.23%	11/13/2018	2/13/2019	150,000 GBP	478,137
DB	HSCEI / SPX Variance Swap (d) ^	20.00% and 22.90%	6/28/2018	12/30/2020	150,000 USD	307,629
DB	HSCEI Up Variance Swap (e) ^	22.40%	6/25/2018	6/29/2020	250,000 USD	429,016
DB	KOSPI / SPX Variance Swap (f) ^	16.90% and 19.70%	10/19/2018	12/10/2020	250,000 USD	225,875
DB	NZD / USD Volatility Swap	8.75%	6/6/2018	12/6/2018	350,000 USD	(98,791)
DB	XAU / USD Volatility Swap	10.25%	11/8/2018	12/11/2018	150,000 USD	(131,056)
DB	USD / CAD Volatility Swap	6.98%	11/9/2018	2/12/2019	450,000 USD	28,351
DB	USD / CNH Volatility Swap	4.64%	6/6/2018	12/6/2018	500,000 USD	769,083
DB	USD / TRY Volatility Swap	22.90%	10/18/2018	4/18/2019	150,000 USD	(470,192)
MS	EUR / USD Volatility Swap	7.95%	2/21/2018	2/21/2019	400,000 EUR	(198,100)
MS	GBP / USD Volatility Swap	10.15%	11/8/2018	12/20/2018	(120,000) GBP	(71,622)
MS	SPX Variance Swap	15.80%	1/22/2018	12/21/2018	(400,000) USD	(127,462)
MS	SX5E Up Variance Swap (g) ^	17.05%	10/26/2018	12/17/2021	300,000 EUR	759,461
MS	SX5E Up Variance Swap (h) ^	18.10%	2/26/2018	12/20/2019	300,000 EUR	(809,934)
MS	SX5E Variance Swap (i) ^	18.28%	3/29/2018	12/18/2020	300,000 EUR	(33,853)
MS	SX5E Variance Swap	18.15%	2/27/2018	12/20/2019	(300,000) EUR	919,837
MS	SX5E Volatility Swap	17.75%	10/26/2018	12/17/2021	(300,000) EUR	(58,986)
MS	SX5E / SPX Variance Swap Agreement (j) ^	20.55% and 22.20%	6/1/2018	12/18/2020	450,000 USD	(192,974)
MS	SX5E / SPX Variance Swap Agreement (k) ^	0.00% and 0.00%	3/13/2018	12/20/2019	600,000 USD	4,348,048
MS	UKX FTSE 100 Up Variance Swap (l) ^	14.50%	1/22/2018	12/21/2018	270,000 GBP	(141,189)
MS	USD / CAD Volatility Swap	6.95%	11/14/2018	2/14/2019	250,000 USD	(4,962)
MS	USD / CAD Volatility Swap	7.00%	11/9/2018	2/12/2019	150,000 USD	5,711
MS	USD / CAD Volatility Swap	7.58%	8/17/2018	2/19/2018	650,000 USD	(285,437)
MS	USD / CAD Volatility Swap	7.60%	9/5/2018	3/5/2019	250,000 USD	(209,897)
SG	AS51 Variance Swap	14.51%	9/13/2018	3/21/2019	(420,000) AUD	246,826
SG	FTSE 100 Up Variance Swap (m) ^	14.75%	1/26/2018	12/21/2018	140,000 GBP	(104,957)
SG	HSI Up Variance Swap (n) ^	18.85%	7/21/2017	12/20/2019	600,000 USD	1,887,313
SG	HSI Variance Swap	24.30%	2/7/2018	12/30/2019	(3,510,000) HKD	1,783,937
SG	KOSPI Corridor Variance Swap (o) ^	16.65%	8/17/2017	12/13/2018	340,950,000 KRW	(670,595)
SG	KOSPI / SPX Corridor Variance Swap (p) ^	15.90% and 18.05%	10/10/2018	12/18/2020	250,000 USD	252,357
SG	KOSPI Variance Swap	19.35%	10/31/2018	12/10/2020	456,000,000 KRW	113,300
SG	KOSPI Volatility Swap	16.65%	8/17/2017	12/13/2018	(340,950,000) KRW	754,363
SG	NDX Volatility Swap	20.63%	9/5/2018	12/21/2018	(150,000) USD	(989,212)
SG	SPX Variance Swap	16.05%	1/26/2018	12/21/2018	(200,000) USD	(35,799)
SG	SPX Variance Swap	16.10%	1/26/2018	12/21/2018	(200,000) USD	(25,719)
SG	SX5E Variance Swap	23.95%	4/7/2017	12/18/2020	(325,000) EUR	2,105,693
UBS	AS51 Variance Swap	15.50%	1/17/2018	12/20/2018	(753,000) AUD	2,556,472

TOTAL OF VARIANCE SWAP CONTRACTS						$ 17,524,884

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, CITI - Citigroup, CS - Credit Suisse, DB - Deutsche Bank, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviations: AS51 - S&P / ASX 200 Index, FTSE 100 - Financial Times Stock Exchange 100 Index, HSI - Hang Seng Index,
HSCEI - Hang Seng China Enterprises Index, KOSPI - KOSPI 200 Index, NKY - Nikkei 225 Index,
RTY - Russell 2000 Index, SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index
^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

* Payment is based on variance or volatility realized during the observation period. Payment is made at termination date.

# If two strikes listed, first strike is for long leg and second rate is short leg of agreement.

(a) Payment from counterparty is based on the volatility of the Nikkei 225 Index until the maturity date while the index price remains above 9,615.

(b) Payment from counterparty is based on the volatility of the SPX Index until the maturity date while the index price remains above 2,736.32.

(c) Payment from counterparty is based on the volatility of the SPX Index until the maturity date while the index price remains below 3,024.36.

(d) The variance swap consists of one long variance leg and one short variance leg. The long leg is a corridor variance swap with changes in the HSCEI Index only included if closing level is between 7,607.91 and 11,955.29. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the
HSCEI Index is between 7,607.91 and 11,955.29.

(e) Change in the underlying index is only included if current and prior closing levels are above 7,846.23.

(f) The variance swap consists of a long variance leg and a short variance leg. The long leg is a corridor variance swap with changes in the KOSPI Index only included if closing level is between 195.041 and 306.493. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the
KOSPI Index is between 195.041 and 306.493.

(g) Change in underlying index is only included if current and prior day closing levels are greater than 1,567.45.

(h) Change in underlying index is only included if current and prior day closing levels are above 2,077.908.

(i) Change in underlying index is only included if current and prior day closing levels are above 2,016.90.

(j) The variance swap consists of one long variance leg and one short variance leg. The long leg is a corridor variance swap with changes in the SX5E Index only included if current and prior close is between 2,072.12 and 3,453.54. The short leg is corridor variance swap with changes in the SPX Index only included if current and prior close of the SX5E Index is between 2,072.12 and 3,453.54.

(k) The variance swap consists of one long variance leg and one short variance leg. The long leg is a variance swap with the daily changes of the SPX Index only included if the current value of the SX5E Index is less than 2,514.04. The short leg is a variance swap with daily change of the SX5E Index only included if the current value is less than 1,698.68.

(l) Change in underlying index is only included if current and prior day closing levels are greater than 5,400.81.

(m) Change in underlying index is only included if current and prior day closing levels are above 5,358.50.

(n) Change in underlying index is only included if current and prior day closing levels are above 18,694.263.

(o) Change in underlying index is only included if current and prior day closing levels are between 188.40 and 386.06.

(p) The variance swap consists of a long variance and a short variance leg. The long leg is a corridor variance swap with changes in the KOSPI Index only included if closing level is between 201 and 316. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the KOSPI Index is between 201 and 316.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2018 (Unaudited)

* As a percent of total investments.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2018 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of the Infinity Q Diversified Alpha Fund (the “Fund”) includes the holdings of the Infinity Q Commodity Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 15, 2014, and is wholly-owned and controlled by the Fund. The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The net assets of the Subsidiary at November 30, 2018, were $23,058,383, which represented 6.65% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1-
Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2-
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3-	Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

 Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value price. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by the Adviser or a pricing service using model pricing tailored to the type of security held. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.

The liquidity of individual options is dynamic and changes as a function of the market environment for the underlying security. The Fund values exchange traded options at mean price. For currency and barrier options, valuation models are employed using available market data. These option positions are categorized as Level 2 in the fair value hierarchy.

Credit Default Swaps (CDS) are valued using the ISDA Standard Upfront Model and available market data. These positions are categorized as Level 2 in the fair value hierarchy.

The Fund makes investments in various types of volatility and variance swaps. The Adviser deems vanilla volatility and variance swaps as Level 2 positions and corridor variance swaps as Level 3 positions in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each corridor variance swap trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position.

The Fund makes dispersion investments using volatility and variance swaps and options on dispersion. With the exception of dispersion trades, single stock volatility and variance swaps rarely trade. As a result, the Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each leg of the dispersion trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position, and depending on the direction of the change, could either increase or decrease a position’s value.

The Fund makes cross-asset correlation investments using correlation and covariance swaps. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses a third party calculation agent to value these positions. The local volatility model is used to calculate the fair correlation level for correlation swaps. Quotes from a pricing service are used to estimate the implied correlation levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position, and depending on the direction of the change, could either increase or decrease a position’s value.

 The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair values of the Fund’s consolidated investments in each investment type as of November 30, 2018:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks	$8,807,207	$-	$-	$8,807,207
Exchange Traded Note	8,277,600	-	-	8,277,600
Options Purchased	-	9,193,712	1,299,595	10,493,307
Short-Term Investments	197,599,122	-	-	197,599,122
Total Assets	214,683,929	9,193,712	1,299,595	225,177,236

Liabilities
Securities Sold Short	$(3,732,000)	$-	$-	$(3,732,000)
Total	210,951,929	9,193,712	1,299,595	221,445,236

Other Financial Instruments *
Written Options	$-	$(7,251,844)	$-	$(7,251,844)
Forward Currency Contracts	-	(41,748)	-	(41,748)
Credit Default Swaps	-	(733,663)	-	(733,663)
Total Return Swap Contracts	-	(2,192,402)	-	(2,192,402)
Correlation Swap Contracts	-	-	18,146,339	18,146,339
Dispersion Swap Contracts	-	-	2,353,753	2,353,753
Variance Swap Contracts	-	10,215,789	7,309,095	17,524,884
Total	$-	$(3,868)	$27,809,187	$27,805,319

* Other financial instruments are derivative instruments, including swap contracts, foreign currency contracts, and written options. Total return swap contracts, credit default swap contracts, other swap contracts, and foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Purchased Options	Other Financial Instruments
Balance at August 31, 2018	$903,760	$10,185,190
Purchased	375,000	-
Realized Gain (Loss)	-	-
Change in unrealized appreciation/depreciation	20,835	17,623,997
Balance at November 30, 2018	$1,299,595	$27,809,187
Change in unrealized appreciation/depreciation for Level 3 instruments held at November 30, 2018	$20,835	$17,623,997

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By/s/ Christopher E. Kashmerick
  Christopher E. Kashmerick, President and Principal Executive Officer

Date     January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By/s/ Russell B. Simon
  Russell B. Simon, Treasurer and Principal Financial Officer

Date    January 28, 2019